GOODWILL (Tables)	12 Months Ended
Dec. 31, 2013
GOODWILL
Schedule of changes in goodwill allocated to reportable segments

   The following summarizes the changes in goodwill allocated to the Group's reportable segments (Note 25) as of December 31, 2012 and 2013 (in RMB thousands):

	Company-Owned Brokerage Services	Franchise Services	Primary and Commercial Services	Total
Balance as of January 1, 2012	3,537	8,696	102,465	114,698
Acquisitions	—	—	—	—
Impairments	—	—	(10,755)	(10,755)
Balance as of December 31, 2012	3,537	8,696	91,710	103,943
Acquisitions	—	—	—	—
Impairments	—	—	(20,384)	(20,384)

Balance as of December 31, 2013	3,537	8,696	71,326	83,559